Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Revenue	$ 674,852	$ 620,125
Costs and expenses:
Direct costs	475,497	430,592
Selling, general and administrative expense	81,912	80,915
Depreciation and amortization	15,497	16,898
Total costs and expenses	572,906	528,405
Income from operations	101,946	91,720
Interest income	1,745	823
Interest expense	(3,354)	(3,795)
Income before provision for income taxes	100,337	88,748
Provision for income taxes	(12,040)	(10,650)
Net income	$ 88,297	$ 78,098
Net income per Ordinary Share:
Basic (USD per share)	$ 1.64	$ 1.45
Diluted (USD per share)	$ 1.63	$ 1.42
Weighted average number of Ordinary Shares outstanding:
Basic (in shares)	53,845,407	53,925,560
Diluted (in shares)	54,142,510	54,985,790